Share Capital (Details) - Schedule of Option Transactions	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Schedule of Option Transactions [Abstract]
Number of options, at beginning of year	1,431,668	995,335
Weighted average exercise price per share, at beginning of year	$ 6.01	$ 7.28
Number of options, option granted		595,000
Weighted average exercise price per share, option granted		$ 3.95
Number of options, options cancelled/forfeited	(104,667)	(158,667)
Weighted average exercise price per share, options cancelled/forfeited	$ 5.83	$ 6.29
Number of options, at end of year	1,327,001	1,431,668
Weighted average exercise price per share, at end of year	$ 6.02	$ 6.01